Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands		Preferred Stock [Member] Series F Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2024		0	3,986,542	3,973,135	1,970,649	130,958,943
Balance at Dec. 31, 2024		$ 0	$ 0	$ 0	$ 0	$ 13	$ (120,095)	$ 1,336,646	$ 17,345	$ 1,279,605	$ 2,513,514	$ 57,545	$ 2,571,059
Balance (in shares) at Dec. 31, 2024							(11,004,510)
- Net income (1)		0	0	0	0	0	$ 0	0	0	188,822	188,822	1,890	190,712
- Issuance of subsidiary shares to non-controlling interest (Note 1 and 11(b))		0	0	0	0	0	0	(7,438)	0	0	(7,438)	13,548	6,110
- Change in non-controlling interest of the subsidiary		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	(2,666)	0	0	(2,666)	0	(2,666)
- Distribution to shareholders (Note 1)										(699,239)	(699,239)		(699,239)
- Issuance of common stock (Notes 4 and 14) (in shares)		0	0	0	0	314,891	0
- Issuance of common stock (Notes 4 and 14)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	2,993	0	0	2,993	0	2,993
- Dividends to non-controlling shareholders of subsidiary		0	0	0	0	0	0	0	0	0	0	(1,809)	(1,809)
- Dividends – Common stock (Note 14)		0	0	0	0	0	0	0	0	(27,608)	(27,608)	0	(27,608)
- Dividends – Preferred stock (Note 14)		0	0	0	0	0	0	0	0	(10,460)	(10,460)	0	(10,460)
- Other comprehensive income (loss)		$ 0	$ 0	$ 0	$ 0	$ 0	0	0	(9,870)	0	(9,870)	(102)	(9,972)
Balance (in shares) at Jun. 30, 2025		0	3,986,542	3,973,135	1,970,649	131,273,834
Balance at Jun. 30, 2025		$ 0	$ 0	$ 0	$ 0	$ 13	$ (120,095)	1,329,535	7,475	731,120	1,948,048	71,072	2,019,120
Balance (in shares) at Jun. 30, 2025							(11,004,510)
Balance (in shares) at Dec. 31, 2024		0	3,986,542	3,973,135	1,970,649	130,958,943
Balance at Dec. 31, 2024		$ 0	$ 0	$ 0	$ 0	$ 13	$ (120,095)	1,336,646	17,345	1,279,605	2,513,514	57,545	2,571,059
Balance (in shares) at Dec. 31, 2024							(11,004,510)
Balance (in shares) at Dec. 31, 2025		1,200	3,986,542	3,973,135	1,970,649	131,588,439
Balance at Dec. 31, 2025		$ 0	$ 0	$ 0	$ 0	$ 13	$ (120,095)	1,333,223	4,320	868,733	2,086,194	72,762	2,158,956
Balance (in shares) at Dec. 31, 2025							(11,004,510)
- Net income (1)	[1]	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	163,049	163,049	2,752	165,801
- Issuance of common stock (Notes 4 and 14) (in shares)		0	0	0	0	308,678	0
- Issuance of common stock (Notes 4 and 14)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	4,778	0	0	4,778	0	4,778
- Dividends to non-controlling shareholders of subsidiary												(3,271)	(3,271)
- Dividends – Common stock (Note 14)		0	0	0	0	0	0	0	0	(27,753)	(27,753)	0	(27,753)
- Dividends – Preferred stock (Note 14)		0	0	0	0	0	0	0	0	(10,460)	(10,460)	0	(10,460)
- Other comprehensive income (loss)		$ 0	$ 0	$ 0	$ 0	$ 0	0	0	3,606	0	3,606	34	3,640
Balance (in shares) at Jun. 30, 2026		1,200	3,986,542	3,973,135	1,970,649	131,897,117
Balance at Jun. 30, 2026		$ 0	$ 0	$ 0	$ 0	$ 13	$ (120,095)	$ 1,338,001	$ 7,926	$ 993,569	$ 2,219,414	$ 72,277	$ 2,291,691
Balance (in shares) at Jun. 30, 2026							(11,004,510)

[1]	Net income excludes net loss of $213 and $277, for the six-month periods ended June 30, 2025 and June 30, 2024, respectively, attributable to redeemable non-controlling interest classified outside of permanent equity (Note 14).